Leases (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property Plant And Equipment Owned And Leased Assets

(€’000)	As at December 31,
	2022	2021
Property, Plant and Equipment owned (excluding right-of-use assets)	86	1 033
Right-of-use assets	223	2 215

Total Property, Plant and Equipment	309	3 248

Summary of Lease Liabilities
The consolidated statements of financial position shows the following amounts relating to leases for which the Group is a lessee:

(€’000)	Property	Vehicles	Equipment	Total
Cost
At January 1, 2021	3 001	429	1 491	4 920
Additions	24	67	—	91
Disposals	—	(41)	—	(41)
Transfers	—	—	(950)	(950)

At December 31, 2021	3 025	454	541	4 020
Additions	146	7	—	153
Disposals	(3 171)	(131)	—	(41)

At December 31, 2022	—	331	541	872

Accumulated depreciation
At January 1, 2021	(827)	(165)	(924)	(1 916)

Depreciation charge	(454)	(117)	(309)	(880)
Disposals	—	41	—	41
Transfers	—	—	950	950

At December 31, 2021	(1 281)	(241)	(283)	(1 805)
Depreciation charge	(439)	(105)	(118)	(663)
Disposals	1 721	98	—	1 819

At December 31, 2022	—	(248)	(401)	(649)

Net book value
Cost	3 025	454	541	4 020
Accumulated depreciation	(1 281)	(241)	(283)	(1 805)

At December 31, 2021	1 744	213	258	2 215

Cost	—	331	541	872
Accumulated depreciation	—	(248)	(401)	(649)

At December 31, 2022	—	83	140	223

Summary of Lease Expense
The consolidated statements of comprehensive loss show the following amounts relating to leases:

(€’000)	For the 12-month period ended December 31,
	2022	2021	2020
Depreciation charge of right-of-use assets
Property	439	454	428
Vehicles	105	76	75
Equipment	118	309	567
Interest on lease liabilities (including in Financial expenses) 1	150	217	259
Interest on sublease receivable (including in Financial income) 1	(11)	(26)	(46)
Variable lease payments not included in the measurement of lease liabilities	—	—	—
Remeasurement of Leases	(169)	—	—
Expenses relating to short-term leases and leases of low-value assets	126	137	166

Total expenses related to leases	758	1 167	1 449

1	Interests on leases are presented as operating cash flow.

Summary of Cash Outflow For Leases	Total cash outflow for leases

(€’000)	For the 12-month period ended December 31,
	2022	2021	2020
Total cash outflow for leases	1 172	1 453	1 681